Consolidated condensed statements of profit or loss - USD ($) shares in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Consolidated condensed statements of profit or loss [Abstract]
Revenue		$ 918,744	$ 858,583
Other operating income		91,616	57,402
Employee benefit expenses		(85,174)	(76,051)
Depreciation, amortization, and impairment charges		(325,578)	(310,502)
Other operating expenses		(291,943)	(237,930)
Operating profit		307,665	291,502
Financial income		16,320	17,414
Financial expenses		(245,011)	(243,083)
Net exchange differences		(5,700)	(244)
Other financial expense, net		(20,319)	(12,011)
Financial expense, net		(254,710)	(237,924)
Share of profit of entities carried under the equity method		15,122	6,905
Profit before income tax		68,077	60,483
Income tax		(28,919)	(11,587)
Profit for the period		39,158	48,896
Profit attributable to non-controlling interest		(6,482)	(2,846)
Profit for the period attributable to the Company		$ 32,676	$ 46,050
Weighted average number of ordinary shares outstanding - basic (in shares)		116,161	116,149
Weighted average number of ordinary shares outstanding - diluted (in shares)		119,971	119,717
Basic earnings per share (in dollars per share)		$ 0.28	$ 0.4
Diluted earnings per share (in dollars per share)	[1],[2]	$ 0.28	$ 0.4

[1]	The potential ordinary shares related to the Green Exchangeable Notes and the long-term incentive plans granted to employees have not been considered in the calculation of diluted earnings per share for the nine-month periods ended September 30, 2024, and 2023, as they have an antidilutive effect.
[2]	Antidilutive effect applied, where applicable (see Note 22)